The February 28, 2023 Form N-CEN for JPMorgan Trust I is being amended to update items C.17.a and C.17.b for JPMorgan Floating Rate Income Fund and item C.17.b for JPMorgan Global Bond Opportunities Fund and JPMorgan Unconstrained Debt Fund. There are no other changes to its prior filing.